Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Cash flows from operating activities:
Net cash used in operations (see Appendix A)	₪ (4,665)	$ (1,245)	₪ (17,884)	₪ (19,357)
Net cash used in operating activities	(4,665)	(1,245)	(17,884)	(19,357)
Cash flows from investing activities:
Restricted deposits	(620)	(166)
Purchase of property and equipment	(2,983)	(796)	(447)	(492)
Net cash used in investing activities	(3,603)	(962)	(447)	(492)
Cash flows from financing activities:
Proceeds from issuance of shares, warrants and debentures, less issuance expenses	9,999	2,668	29,030	18,505
Exercise of options and warrants into shares			3,618
Loan received	210	57
Loan paid	(42)	(11)
Payments made for equipment on financing terms	(252)	(67)	(253)	(19)
Net cash provided by financing activities	9,915	2,647	32,395	18,486
Increase (Decrease) in cash and cash equivalents	1,647	440	14,064	(1,363)
Cash and cash equivalents at the beginning of the year	17,817	4,754	3,797	5,317
Exchange differences on cash and cash equivalents	601	160	(44)	(157)
Cash and cash equivalents at the end of the year	20,065	5,354	17,817	3,797
A. Net cash used in operations:
Comprehensive loss for the year	(13,887)	(3,704)	(20,880)	(27,893)
Adjustments for:
Depreciation and amortization	1,472	392	1,050	864
Share-based compensation to employees and consultants	5,169	1,379	4,970	3,572
Exchange differences on cash and cash equivalents	(601)	(160)	44	157
Changes in fair value of financial instruments	(891)	(238)	(35)
Exchange differences on restricted deposit	(41)	(11)	54	8
Total net cash used in operations	(8,779)	(2,342)	(14,797)	(23,292)
Changes in operating asset and liability items:
Increase in trade receivables	(1,579)	(421)	(137)	(544)
Increase in inventory	(2,352)	(628)	(213)	(487)
Decrease (increase) in other receivables (including long-term receivables)	784	209	101	(95)
Increase (decrease) in trade payables (including long-term payables)	(400)	(107)	(2,239)	2,498
Increase in accrued liabilities and other payables	370	99	379	382
Increase in contract liabilities (including long term contract liabilities)	7,309	1,950
Increase (decrease) in royalties to the IIA	(18)	(5)	(978)	2,181
Total changes in operating asset and liability	4,114	1,097	(3,087)	3,935
Net cash used in operations	(4,665)	(1,245)	(17,884)	(19,357)
B. Non-cash investing and financing activities
Acquisition of fixed assets against issuance of shares and credit See Note 13(A)(1)(C).				1,678
Conversion of Debentures to pre-paid warrant	12,708	3,391
Conversion of pre-paid warrants to ordinary shares	₪ 248	$ 66